DEFERRED TAX - Summary of Amounts Determined After Appropriate Offsetting (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Amounts To Be Recovered Or Settled After Twelve Months For Classes Of Assets And Liabilities That Contain Amounts To Be Recovered Or Settled Both No More And More Than Twelve Months After Reporting Date [Line Items]
Deferred tax liability to be paid after more than 12 months	$ (3,584)	$ 0
More Than 12 Months
Disclosure Of Amounts To Be Recovered Or Settled After Twelve Months For Classes Of Assets And Liabilities That Contain Amounts To Be Recovered Or Settled Both No More And More Than Twelve Months After Reporting Date [Line Items]
Deferred tax asset to be recovered after more than 12 months	$ 6,104	$ 7,028